Offsets	Oct. 22, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Independent Bank Corp.
Form or Filing Type	S-3
File Number	333-275183
Initial Filing Date	Oct. 26, 2023
Fee Offset Claimed	$ 5,386.38
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	763,055
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 36,493,105.38
Termination / Withdrawal Statement	Any offering that included the Unsold Securities under the 2023 Registration Statement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Independent Bank Corp.
Form or Filing Type	S-3
File Number	333-275183
Filing Date	Oct. 26, 2023
Fee Paid with Fee Offset Source	$ 7,058.97